VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.5%
Brazil—1.1%
Itau Unibanco Holding S.A., 7.670%	15,200	$ 76
Petroleo Brasileiro S.A., 16.600%	16,300	95
		171

South Korea—0.4%
Samsung Electronics Co., Ltd., 2.370%	2,336	70
Total Preferred Stocks (Identified Cost $300)		241

Common Stocks—97.8%
Bermuda—0.8%
China Ruyi Holdings Ltd.(1)	388,000	122
Brazil—3.8%
Banco BTG Pactual S.A.	13,400	59
Eneva S.A.(1)	64,300	110
Petroleo Brasileiro S.A.	17,300	110
Vale S.A.	25,700	227
WEG S.A.	10,918	93
		599

Cayman Islands—6.6%
Alchip Technologies Ltd.	1,000	100
Full Truck Alliance Co., Ltd. Sponsored ADR	10,335	112
Giant Biogene Holding Co., Ltd.	17,600	113
JD Logistics, Inc.(1)	71,200	117
KE Holdings, Inc. Class A	20,100	123
Kingsoft Corp., Ltd.	27,400	119
Kuaishou Technology(1)	16,400	87
PDD Holdings, Inc. ADR(1)	982	95
Trip.com Group Ltd.(1)	2,450	171
		1,037

China—29.1%
Advanced Micro-Fabrication Equipment, Inc. China Class A	4,894	127
AIA Group Ltd. (Hong Kong)	16,400	119
Alibaba Group Holding Ltd.	80,723	856
Aluminum Corp. of China Ltd. Class H	210,000	121
Anhui Gujing Distillery Co., Ltd. Class A	4,500	107
ANTA Sports Products Ltd.	35,559	356
Bosideng International Holdings Ltd. (Hong Kong)	196,000	98
China Life Insurance Co., Ltd. Class H	65,000	123
China Merchants Bank Co., Ltd. Class A	66,571	358
JD.com, Inc. Class A	29,477	516
Luxshare Precision Industry Co., Ltd. Class A	18,830	105
	Shares	Value

China—continued
Meituan Class B(1)	9,428	$ 184
Montage Technology Co., Ltd. Class A	11,926	111
NetEase, Inc.	5,200	93
Ping An Insurance Group Co. of China Ltd. Class H	21,000	125
Suzhou TFC Optical Communication Co., Ltd. Class A	7,980	100
Tencent Holdings Ltd.	10,980	590
Weichai Power Co., Ltd. Class H	62,000	95
Xiaomi Corp. Class B(1)	46,200	205
Zhejiang Dingli Machinery Co., Ltd. Class A	10,200	90
Zijin Mining Group Co., Ltd. Class A	42,300	88
		4,567

Greece—0.6%
Eurobank Ergasias Services & Holdings S.A.	41,004	95
India—11.9%
Bharat Heavy Electricals Ltd.	45,896	123
Bharti Airtel Ltd.	4,488	83
Cartrade Tech Ltd.(1)	6,508	113
Dr Reddy’s Laboratories Ltd.	5,733	93
Eicher Motors Ltd.	1,591	89
Graphite India Ltd.	22,379	148
HDFC Bank Ltd.	12,543	260
ICICI Bank Ltd.	6,488	97
ICICI Lombard General Insurance Co., Ltd.	3,126	65
IDFC First Bank Ltd.(1)	100,431	74
IndiaMart InterMesh Ltd.	4,221	111
JSW Energy Ltd.	9,968	75
Kotak Mahindra Bank Ltd.	6,208	129
Macrotech Developers Ltd.	8,385	136
Reliance Industries Ltd.	11,736	167
Tata Consultancy Services Ltd.	1,959	94
		1,857

Indonesia—1.1%
Bank Central Asia Tbk PT	199,000	119
Bank Mandiri Persero Tbk PT	163,200	58
		177

Israel—0.6%
Nice Ltd.(1)	542	93
Japan—3.0%
Daiichi Sankyo Co., Ltd.	4,500	123
Lasertec Corp.	1,200	114
MonotaRO Co., Ltd.	6,800	116
Nippon Paint Holdings Co., Ltd.	17,800	115
		468

	Shares	Value

Luxembourg—0.5%
InPost S.A.(1)	4,687	$ 80
Malaysia—1.2%
Hong Leong Bank Bhd	18,300	84
Kelington Group Bhd	127,500	102
		186

Mexico—0.5%
Grupo Financiero Banorte SAB de C.V. Class O	11,600	75
Netherlands—2.5%
ASML Holding N.V.	565	397
Qatar—0.8%
Ooredoo QPSC	37,063	118
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	—(4)
Saudi Arabia—2.7%
Al Rajhi Bank	4,159	105
Arab National Bank	19,115	107
Etihad Etisalat Co.	8,415	119
Saudi Arabian Oil Co.	12,970	97
		428

South Africa—2.8%
Capitec Bank Holdings Ltd.	527	88
Naspers Ltd. Class N	1,603	354
		442

South Korea—7.7%
Classys, Inc.	2,455	79
HD Hyundai Co., Ltd.	1,698	92
Hugel, Inc.(1)	507	97
Kia Corp.	1,247	85
NAVER Corp.	930	125
Samsung Electronics Co., Ltd.	16,966	612
SK Hynix, Inc.	1,035	120
		1,210

Taiwan—16.1%
Asia Vital Components Co., Ltd.	7,000	133
AURAS Technology Co., Ltd.	6,000	123
eMemory Technology, Inc.	1,000	102
Gold Circuit Electronics Ltd.	18,000	133
Lotes Co., Ltd.	2,000	119
Quanta Computer, Inc.	17,000	149
Realtek Semiconductor Corp.	8,000	139
Taiwan Semiconductor Manufacturing Co., Ltd.	44,121	1,447
Wistron Corp.	31,000	98
Wiwynn Corp.	1,000	80
		2,523

Thailand—0.6%
Bangkok Dusit Medical Services PCL Foreign Shares	125,500	90
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

United Arab Emirates—2.8%
ADNOC Drilling Co. PJSC	64,067	$ 93
ADNOC Logistics & Services	68,438	101
Aldar Properties PJSC	59,029	124
Emirates NBD Bank PJSC	20,586	120
		438

United Kingdom—0.5%
Anglogold Ashanti plc	3,268	73
Uruguay—1.6%
MercadoLibre, Inc.(1)	146	248
Total Common Stocks (Identified Cost $14,391)		15,323

Total Long-Term Investments—99.3% (Identified Cost $14,691)		15,564

TOTAL INVESTMENTS—99.3% (Identified Cost $14,691)		$15,564
Other assets and liabilities, net—0.7%		113
NET ASSETS—100.0%		$15,677
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	29%
Taiwan	16
India	12
South Korea	8
Cayman Islands	7
Brazil	5
Japan	3
Other	20
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$241	$241	$—
Common Stocks	15,323	15,323	—(1)
Total Investments	$15,564	$15,564	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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